ING EQUITY TRUST

ING FUNDS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS, INC.

ING SERIES FUND, INC.

Supplement dated August 24, 2011

to the Current Prospectuses for each series of the

above-named Companies/Trusts (“Registrants”)

Effective immediately, each Registrant’s current Prospectuses are hereby revised as follows:

1.	The section entitled “How to Buy Shares – Class W shares” of the statutory section of each Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative, as stated above; (6) retirement plans affiliated with ING Groep; (7) ING Groep affiliates for purposes of corporate cash management; and (8) by other ING Funds in the ING Family of Funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by ING) into an ING Fund or through an ING approved broker-dealer (currently, ING Financial Partners, Inc.): (1) current and retired officers and Directors/Trustees of the ING Funds; (2) current retired officers, directors, and full-time employees of ING Investments, LLC (“IIL”), Directed Services LLC (“DSL”), any ING Fund’s sub-adviser, ING Investments Distributor (“IID”) and any affiliate of IIL, DSL, or IID; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); and (5) discretionary advisory accounts of IIL, DSL, any ING Fund’s sub-adviser, or IID.

Effective immediately, each Registrant’s (except ING Funds Trust’s) current Prospectuses are hereby revised as follows:

1.	The section entitled “How to Exchange Shares” of each Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Exchanges Between Shares of ING Funds

You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the ING Fund to be received in the exchange. If you purchase Class A shares of

ING Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another ING Fund. Additionally, Class L shares of ING Money Market Fund may be exchanged for Class C shares of any other ING Fund.

If you exchange shares of a Fund that are subject to a CDSC into shares of another ING Fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

If you acquired Class L shares of ING Money Market Fund through an exchange from Class C shares of an ING Fund that were subject to a CDSC and then exchange your Class L shares of ING Money Market Fund for Class C shares of another ING Fund you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of ING Money Market Fund will not count toward the CDSC holding period.

If you acquired Class L shares of ING Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of ING Money Market Fund into Class C shares of another ING Fund, you will become subject to any CDSC that applies to the ING Fund into which you exchange. The time you held your Class L shares of ING Money Market Fund will not count toward the CDSC holding period of the ING Fund into which you exchanged.

Exchanges Between Classes of Shares of the Same Fund

You may exchange Class B, Class C, and Class W shares of a Fund for Class I shares of the same Fund, or you may exchange Class A shares and Class I shares of a Fund for any other class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired; and (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through an ING approved broker-dealer (currently, ING Financial Partners, Inc.) All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Exchanges between classes of shares of the same Fund are not subject to the frequent trading and market timing policies of ING Funds.

Additional Information About Exchanges

Fees and expenses differ among ING Funds and among share classes of the same Fund. Please read the prospectus for the ING Fund and share class you are interested in prior to exchanging into that ING Fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of a Fund for shares of another ING Fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges among ING Funds and among classes of shares of the same Fund, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling 1-800-992-0180 or by going to www.INGInvestment.com.

In addition to each Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to www.INGInvestment.com.

You will automatically have the ability to request an exchange between ING Funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

Effective immediately, ING Funds Trust’s current Prospectus is revised as follows:

1.	The section entitled “How to Exchange Shares” of each Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Exchanges Between Shares of ING Funds

You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund (ING GNMA Fund may also exchange shares for the same class of shares of ING Corporate Leaders Trust Fund), without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the ING Fund to be received in the exchange. If you purchase Class A shares of ING Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another ING Fund. Additionally, Class L shares of ING Money Market Fund may be exchanged for Class C shares of any other ING Fund.

If you exchange shares of a Fund that are subject to a CDSC into shares of another ING Fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

If you acquired Class L shares of ING Money Market Fund through an exchange from Class C shares of an ING Fund that were subject to a CDSC and then exchange your Class L shares of ING Money Market Fund for Class C shares of another ING Fund, you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of ING Money Market Fund will not count toward the CDSC holding period.

If you acquired Class L shares of ING Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of ING Money Market Fund into Class C shares of another ING Fund, you will become subject to any CDSC that applies to the ING Fund into which you exchange. The time you held your Class L shares of ING Money Market Fund will not count toward the CDSC holding period of the ING Fund into which you exchanged.

Exchanges Between Classes of Shares of the Same Fund

You may exchange Class B, Class C, and Class W shares of a Fund for Class I shares of the same Fund, or you may exchange Class A shares and Class I shares of a Fund for any other class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired; and (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through an ING approved broker-dealer (currently, ING Financial Partners, Inc.) All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Exchanges between classes of shares of the same Fund are not subject to the frequent trading and market timing policies of ING Funds.

Additional Information About Exchanges

Fees and expenses differ among ING Funds and among share classes of the same Fund. Please read the prospectus for the ING Fund and share class you are interested in prior to exchanging into that ING Fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of a Fund for shares of another ING Fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges among ING Funds and among classes of shares of the same Fund, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling 1-800-992-0180 or by going to www.INGInvestment.com.

In addition to each Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to www.INGInvestment.com.

You will automatically have the ability to request an exchange between ING Funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT FILED ON APRIL 4, 2011

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE